Exploration and Evaluation Assets	3 Months Ended
Sep. 30, 2023
Exploration and Evaluation Assets
Exploration and Evaluation Assets

5.Exploration and Evaluation Assets

			Commercial
		South West	Plant
	California	Arkansas	Evaluation	Texas
	Property	Project	(Lanxess 1A)	Properties	Total
	$	$	$	$	$
Acquisition:
Balance, June 30, 2022	18,460	14,230	—	—	32,690
Option payments	2,352	1,378	—	885	4,615
Lanxess brine supply costs	—	(7,953)	7,953	—	—
Effect of foreign exchange translation	527	406	—	—	933
Balance, June 30, 2023	21,339	8,061	7,953	885	38,238
Option payments	124	9	—	741	874
Effect of foreign exchange translation	523	198	195	22	938
Balance, September 30, 2023	21,986	8,268	8,148	1,648	40,050
Exploration and Evaluation:
Balance, June 30, 2022	4,333	4,105	4,533	—	12,971
Exploration costs	9	17,429	—	18,175	35,613
Lanxess 1A evaluation costs	—	—	12,740	—	12,740
Effect of foreign exchange translation	124	136	130	—	390
Balance, June 30, 2023	4,466	21,670	17,403	18,175	61,714
Exploration costs	1	2,896	—	11,638	14,535
Lanxess 1A evaluation costs	—	—	4,307	—	4,307
Effect of foreign exchange translation	109	531	427	446	1,513
Balance, September 30, 2023	4,576	25,097	22,137	30,259	82,069

Balance, June 30, 2023	25,805	29,731	25,356	19,060	99,952
Balance, September 30, 2023	26,562	33,365	30,285	31,907	122,119